Acquisitions of businesses (Tables)	12 Months Ended
Dec. 31, 2017
Statement [line items]
Fair value of assets and liabilities arising from acquisitions
(USD millions)	2017	2016	2015

Currently marketed products		451	12 970

Acquired research & development	1 223	690	730

Other intangible assets			15

Deferred tax assets	8	39	555

Inventories		4

Trade receivables and other current assets		1	3

Cash and cash equivalents	20	1	25

Payables and other liabilities including deferred tax liabilities	– 326	– 372	– 212

Net identifiable assets acquired	925	814	14 086

Acquired liquidity	– 20	– 1	– 25

Goodwill	94	56	2 438

Net assets recognized as a result of business combinations	999	869	16 499